SHORT TERM BANK LOANS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Short-term bank loans	$ 13,593,080	$ 13,947,385
Short Term Bank Loans [Member]
Short-term Debt [Line Items]
Average interest rate	5.71%	6.41%
Interest expense, short term bank loans	$ 897,840	$ 932,596	$ 1,070,192
Short Term Bank Loans [Member] | Short Term Bank Loan One [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 3,198,372
Annual rate	5.8725%
Repayment date	Dec. 18, 2019
Short Term Bank Loans [Member] | Short Term Bank Loan Two [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 581,521
Annual rate	6.50%
Repayment date	Oct. 09, 2019
Short Term Bank Loans [Member] | Short Term Bank Loan Three [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 1,090,354
Annual rate	5.655%
Repayment date	Jul. 25, 2019
Short Term Bank Loans [Member] | Short Term Bank Loan Four [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 1,235,735
Annual rate	6.00%
Repayment date	Jul. 23, 2019
Short Term Bank Loans [Member] | Short Term Bank Loan Five [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 2,907,611
Annual rate	5.22%
Repayment date	Jun. 27, 2019
Short Term Bank Loans [Member] | Short Term Bank Loan Six [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 2,907,611
Annual rate	5.22%
Repayment date	Jun. 26, 2019
Short Term Bank Loans [Member] | Short Term Bank Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 363,451
Annual rate	5.6971%
Repayment date	May 21, 2019
Short Term Bank Loans [Member] | Short Term Bank Loan Eight [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 581,522
Annual rate	5.22%
Repayment date	Mar. 06, 2019
Short Term Bank Loans [Member] | Short Term Bank Loan Nine [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 726,903
Annual rate	6.00%
Repayment date	Jan. 27, 2019
Short Term Bank Loans [Member] | Short Term Bank Loan Ten [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,224,327
Annual rate	6.09%
Repayment date	Dec. 26, 2018
Short Term Bank Loans [Member] | Short Term Bank Loan Eleven [Member]
Short-term Debt [Line Items]
Short-term bank loans		2,448,655
Annual rate	5.4375%
Repayment date	Dec. 07, 2018
Short Term Bank Loans [Member] | Short Term Bank Loan Twelve [Member]
Short-term Debt [Line Items]
Short-term bank loans		765,205
Annual rate	5.4375%
Repayment date	Dec. 06, 2018
Short Term Bank Loans [Member] | Short Term Bank Loan Thirteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		3,366,900
Annual rate	5.8725%
Repayment date	Dec. 05, 2018
Short Term Bank Loans [Member] | Short Term Bank Loan Fourteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		612,164
Annual rate	6.00%
Repayment date	Oct. 09, 2018
Short Term Bank Loans [Member] | Short Term Bank Loan Fifteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,530,409
Annual rate	6.00%
Repayment date	Jul. 14, 2018
Short Term Bank Loans [Member] | Short Term Bank Loan Sixteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		918,246
Annual rate	6.00%
Repayment date	Jul. 14, 2018
Short Term Bank Loans [Member] | Short Term Bank Loan Seventeen [Member]
Short-term Debt [Line Items]
Short-term bank loans		250,222
Annual rate	6.276%
Repayment date	May 11, 2018
Short Term Bank Loans [Member] | Short Term Bank Loan Eighteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		382,602
Annual rate	5.65%
Repayment date	May 08, 2018
Short Term Bank Loans [Member] | Short Term Bank Loan Nineteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		156,102
Annual rate	6.276%
Repayment date	Apr. 18, 2018
Short Term Bank Loans [Member] | Short Term Bank Loan Twenty [Member]
Short-term Debt [Line Items]
Short-term bank loans		374,950
Annual rate	6.276%
Repayment date	Mar. 03, 2018
Short Term Bank Loans [Member] | Short Term Bank Loan Twenty One [Member]
Short-term Debt [Line Items]
Short-term bank loans		127,024
Annual rate	6.276%
Repayment date	Feb. 10, 2018
Short Term Bank Loans [Member] | Short Term Bank Loan Twenty Two [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,530,409
Annual rate	6.00%
Repayment date	Jan. 07, 2018
Short Term Bank Loans [Member] | Short Term Bank Loan Twenty Three [Member]
Short-term Debt [Line Items]
Short-term bank loans		$ 260,170
Annual rate	6.276%
Repayment date	Jan. 05, 2018